Segment Reporting (Details) € in Thousands	12 Months Ended
	Dec. 31, 2025 EUR (€) segment	Dec. 31, 2024 EUR (€)	Dec. 31, 2023 EUR (€)
Segment Reporting [Line Items]
Revenues	€ 31,559	€ 110,013	€ 107,384
Customers One [Member]
Segment Reporting [Line Items]
Revenues	5,949	43,684	15,046
Customer Two [Member]
Segment Reporting [Line Items]
Revenues	€ 2,449	€ 17,028	€ 39,066
Operating segment [Member]
Segment Reporting [Line Items]
Operating segments (in segment) | segment	2